Offerings	Jun. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities, such indeterminate number of subscription rights, and such indeterminate number of units as may be sold from time to time by the Registrant. The securities registered hereunder also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit and maximum aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the registration fee, other than the registration fee due in connection with 7,017,540 of shares of common stock being registered for resale pursuant to the prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,017,540
Proposed Maximum Offering Price per Unit	14.52
Maximum Aggregate Offering Price	$ 101,894,680.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,071.66
Offering Note	Represents an aggregate of 7,017,540 shares of Common Stock being registered for resale. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock as reported on the Nasdaq Capital Market on June 26, 2026, which such date is within five business days of the filing of this registration statement, of $14.52 per share.